UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.3%)(a)
		Shares	Value

Aerospace and defense (2.0%)

Airbus Group SE (France)		18,500	$1,098,826

BAE Systems PLC (United Kingdom)		107,901	732,564

			1,831,390
Airlines (1.1%)

Japan Airlines Co., Ltd. (Japan)		28,800	1,016,708

			1,016,708
Automobiles (5.2%)

Daimler AG (Registered Shares) (Germany)		13,877	1,005,930

Nissan Motor Co., Ltd. (Japan)		171,500	1,579,767

Toyota Motor Corp. (Japan)		23,700	1,393,900

Yamaha Motor Co., Ltd. (Japan)		31,700	639,355

			4,618,952
Banks (16.0%)

Banco de Sabadell SA (Spain)		316,954	582,203

Bank of Ireland (Ireland)(NON)		2,399,518	934,126

Bank of Queensland, Ltd. (Australia)		151,102	1,235,512

Barclays PLC (United Kingdom)		241,539	892,982

DNB ASA (Norway)		37,428	487,761

ING Groep NV GDR (Netherlands)		213,403	3,029,402

Lloyds Banking Group PLC (United Kingdom)		562,115	640,796

Metro Bank PLC (acquired 1/15/14, cost $385,004) (Private) (United Kingdom)(F)(RES)(NON)		18,087	437,094

Mizuho Financial Group, Inc. (Japan)		407,900	766,182

Natixis SA (France)		105,556	583,218

Permanent TSB Group Holdings PLC (Ireland)(NON)		154,070	819,193

Shinsei Bank, Ltd. (Japan)		356,000	735,357

Skandinaviska Enskilda Banken AB (Sweden)		66,119	706,639

Sumitomo Mitsui Financial Group, Inc. (Japan)		38,400	1,461,792

Virgin Money Holdings UK PLC (United Kingdom)(NON)		169,759	994,193

			14,306,450
Beverages (1.0%)

Anheuser-Busch InBev SA/NV (Belgium)		8,086	858,847

			858,847
Building products (0.7%)

Compagnie De Saint-Gobain (France)		14,839	644,601

			644,601
Capital markets (1.5%)

Credit Suisse Group AG (Switzerland)		27,900	671,210

UBS Group AG (Switzerland)		38,576	714,856

			1,386,066
Chemicals (1.0%)

Akzo Nobel NV (Netherlands)		13,439	873,678

			873,678
Communications equipment (1.0%)

Alcatel-Lucent (France)(NON)		253,704	934,043

			934,043
Construction and engineering (1.7%)

Vinci SA (France)		24,293	1,544,729

			1,544,729
Construction materials (0.6%)

CRH PLC (Ireland)		21,088	557,852

			557,852
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)		214,485	1,078,309

Eurazeo SA (France)		9,678	643,989

			1,722,298
Diversified telecommunication services (3.6%)

BCE, Inc. (Canada)		16,000	654,867

Com Hem Holding AB (Sweden)		47,642	398,441

Spark New Zealand, Ltd. (New Zealand)		375,580	715,889

Telecom Italia SpA RSP (Italy)		783,426	803,986

Telstra Corp., Ltd. (Australia)		158,192	624,501

			3,197,684
Electric utilities (1.1%)

SSE PLC (United Kingdom)		42,430	962,252

			962,252
Food and staples retail (1.0%)

Seven & i Holdings Co., Ltd. (Japan)		16,300	746,827

WM Morrison Supermarkets PLC (United Kingdom)		74,624	187,998

			934,825
Food products (3.2%)

Barry Callebaut AG (Switzerland)		678	738,644

Kerry Group PLC Class A (Ireland)		14,439	1,085,769

Nestle SA (Switzerland)		14,151	1,065,662

			2,890,075
Gas utilities (1.2%)

Tokyo Gas Co., Ltd. (Japan)		223,000	1,084,014

			1,084,014
Household durables (1.2%)

Panasonic Corp. (Japan)		102,200	1,037,541

			1,037,541
Household products (0.5%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,345	446,431

			446,431
Industrial conglomerates (1.6%)

Siemens AG (Germany)		16,118	1,440,034

			1,440,034
Insurance (8.7%)

ACE, Ltd.(S)		8,965	926,981

Admiral Group PLC (United Kingdom)		13,357	304,093

AIA Group, Ltd. (Hong Kong)		187,600	976,748

Allianz SE (Germany)		4,469	700,450

AXA SA (France)		56,773	1,378,287

Intact Financial Corp. (Canada)		12,000	842,743

Prudential PLC (United Kingdom)		81,364	1,720,080

SCOR SE (France)		26,773	961,619

			7,811,001
Media (3.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		35,659	453,723

Liberty Global PLC Ser. C (United Kingdom)(NON)		20,000	820,400

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)		1,050	35,952

WPP PLC (United Kingdom)		69,773	1,453,010

			2,763,085
Metals and mining (0.8%)

BHP Billiton, Ltd. (Australia)		31,544	497,503

Glencore PLC (United Kingdom)		167,931	234,012

Lonmin PLC (United Kingdom)(NON)		1,812	446

			731,961
Multi-utilities (2.2%)

Centrica PLC (United Kingdom)		158,683	551,421

RWE AG (Germany)		35,484	402,052

Veolia Environnement SA (France)		46,170	1,058,047

			2,011,520
Oil, gas, and consumable fuels (7.7%)

BG Group PLC (United Kingdom)		52,833	761,837

EnCana Corp. (Canada)		73,600	473,753

Genel Energy PLC (United Kingdom)(NON)(S)		62,262	261,901

Royal Dutch Shell PLC Class A (United Kingdom)		129,505	3,075,191

Suncor Energy, Inc. (Canada)		52,900	1,414,763

Total SA (France)		20,644	930,736

			6,918,181
Personal products (0.3%)

Asaleo Care, Ltd. (Australia)		212,100	267,212

			267,212
Pharmaceuticals (9.6%)

Astellas Pharma, Inc. (Japan)		121,100	1,572,130

AstraZeneca PLC (United Kingdom)		22,968	1,457,626

Bayer AG (Germany)		9,241	1,181,076

Novartis AG (Switzerland)		10,079	928,425

Sanofi (France)		36,533	3,480,340

			8,619,597
Professional services (0.4%)

Recruit Holdings Co., Ltd. (Japan)		12,000	360,969

			360,969
Real estate investment trusts (REITs) (1.7%)

Hibernia REIT PLC (Ireland)		682,985	967,372

Japan Hotel REIT Investment Corp (Japan)		911	581,443

			1,548,815
Real estate management and development (3.1%)

Hang Lung Group, Ltd. (Hong Kong)		185,000	629,425

Mitsubishi Estate Co., Ltd. (Japan)		30,000	614,861

Mitsui Fudosan Co., Ltd. (Japan)		34,000	935,024

Sumitomo Realty & Development Co., Ltd. (Japan)		19,000	606,908

			2,786,218
Software (0.9%)

Nintendo Co., Ltd. (Japan)		4,500	760,238

			760,238
Technology hardware, storage, and peripherals (2.3%)

Casetek Holdings, Ltd. (Taiwan)		77,000	330,149

Lenovo Group, Ltd. (China)		730,000	619,842

Samsung Electronics Co., Ltd. (South Korea)		1,135	1,091,526

			2,041,517
Thrifts and mortgage finance (0.7%)

Home Capital Group, Inc. (Canada)(S)		26,700	640,840

			640,840
Tobacco (2.9%)

Japan Tobacco, Inc. (Japan)		40,300	1,253,645

Philip Morris International, Inc.		16,300	1,293,079

			2,546,724
Trading companies and distributors (2.6%)

ITOCHU Corp. (Japan)		51,900	550,493

Mitsubishi Corp. (Japan)		60,500	994,701

Wolseley PLC (United Kingdom)		12,744	745,515

			2,290,709
Transportation infrastructure (1.4%)

Aena SA (Spain)(NON)		7,187	793,654

Sumitomo Warehouse Co., Ltd. (The) (Japan)		92,000	445,746

			1,239,400
Wireless telecommunication services (2.8%)

KDDI Corp. (Japan)		34,300	768,126

Vodafone Group PLC (United Kingdom)		536,589	1,696,715

			2,464,841

Total common stocks (cost $90,117,571)			$88,091,298

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	1,682,152	$1,682,152

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	1,178,166	1,178,166

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	90,000	90,000

U.S. Treasury Bills 0.08%, February 11, 2016		$28,000	27,997

U.S. Treasury Bills 0.02%, October 15, 2015(SEGSF)		231,000	230,998

Total short-term investments (cost $3,209,299)			$3,209,313

TOTAL INVESTMENTS

Total investments (cost $93,326,870)(b)			$91,300,611

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $88,721,440) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$1,797,028	$1,954,570	$(157,542)
	British Pound	Buy	12/16/15	1,130,126	1,143,971	(13,845)
	British Pound	Sell	12/16/15	1,130,126	1,147,426	17,300
	Canadian Dollar	Sell	10/21/15	395,463	401,754	6,291
	Euro	Buy	12/16/15	898,190	906,689	(8,499)
	Japanese Yen	Buy	11/18/15	308,945	309,675	(730)
	Japanese Yen	Sell	11/18/15	308,945	298,823	(10,122)
Barclays Bank PLC
	Canadian Dollar	Sell	10/21/15	840,153	903,494	63,341
	Euro	Buy	12/16/15	1,215,935	1,217,629	(1,694)
	Euro	Sell	12/16/15	1,215,935	1,231,018	15,083
	Hong Kong Dollar	Buy	11/18/15	1,341,810	1,341,014	796
	Japanese Yen	Buy	11/18/15	840,504	813,019	27,485
	Japanese Yen	Sell	11/18/15	840,504	842,508	2,004
	Singapore Dollar	Buy	11/18/15	705,466	727,926	(22,460)
	Swiss Franc	Buy	12/16/15	1,413,558	1,420,576	(7,018)
Citibank, N.A.
	British Pound	Buy	12/16/15	2,558,021	2,588,976	(30,955)
	British Pound	Sell	12/16/15	2,558,021	2,597,371	39,350
	Canadian Dollar	Sell	10/21/15	979,442	1,040,170	60,728
	Danish Krone	Buy	12/16/15	696,884	693,403	3,481
	Euro	Buy	12/16/15	2,272,215	2,275,479	(3,264)
	Euro	Sell	12/16/15	2,272,215	2,300,400	28,185
	Japanese Yen	Buy	11/18/15	585,895	587,334	(1,439)
	Japanese Yen	Sell	11/18/15	585,895	566,712	(19,183)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	557,430	605,779	(48,349)
	British Pound	Buy	12/16/15	2,499,344	2,537,789	(38,445)
	British Pound	Sell	12/16/15	2,499,344	2,529,662	30,318
	Canadian Dollar	Buy	10/21/15	48,328	51,323	(2,995)
	Canadian Dollar	Sell	10/21/15	48,328	48,729	401
	Euro	Buy	12/16/15	1,336,880	1,338,721	(1,841)
	Euro	Sell	12/16/15	1,336,880	1,353,583	16,703
	Japanese Yen	Buy	11/18/15	448,463	449,527	(1,064)
	Japanese Yen	Sell	11/18/15	448,463	453,886	5,423
	Norwegian Krone	Buy	12/16/15	365,953	378,201	(12,248)
	Swedish Krona	Buy	12/16/15	532,086	529,643	2,443
	Swiss Franc	Buy	12/16/15	250,529	249,664	865
	Swiss Franc	Sell	12/16/15	250,529	250,922	393
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	109,662	109,292	370
	Australian Dollar	Sell	10/21/15	109,663	119,099	9,436
	British Pound	Buy	12/16/15	1,433,036	1,454,784	(21,748)
	British Pound	Sell	12/16/15	1,433,036	1,450,392	17,356
	Euro	Buy	12/16/15	4,826,932	4,886,937	(60,005)
	Euro	Sell	12/16/15	4,826,932	4,834,389	7,457
Goldman Sachs International
	British Pound	Buy	12/16/15	279,620	283,022	(3,402)
	British Pound	Sell	12/16/15	279,620	283,925	4,305
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	298,208	323,896	(25,688)
	Australian Dollar	Sell	10/21/15	298,208	297,157	(1,051)
	British Pound	Buy	12/16/15	356,293	361,747	(5,454)
	British Pound	Sell	12/16/15	356,293	360,614	4,321
	Canadian Dollar	Sell	10/21/15	640,023	697,425	57,402
	Euro	Sell	12/16/15	213,248	202,479	(10,769)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	2,670,535	2,694,278	(23,743)
	Canadian Dollar	Buy	10/21/15	286,744	304,477	(17,733)
	Canadian Dollar	Sell	10/21/15	286,744	289,107	2,363
	Euro	Buy	12/16/15	177,445	177,701	(256)
	Euro	Sell	12/16/15	177,445	179,650	2,205
	Japanese Yen	Buy	11/18/15	191,388	185,116	6,272
	Japanese Yen	Sell	11/18/15	191,388	191,856	468
	New Zealand Dollar	Sell	10/21/15	617,087	646,873	29,786
	Norwegian Krone	Buy	12/16/15	143,866	148,684	(4,818)
	Singapore Dollar	Buy	11/18/15	536,027	541,108	(5,081)
	South Korean Won	Sell	11/18/15	1,218,432	1,240,755	22,323
	Swedish Krona	Buy	12/16/15	385,660	384,002	1,658
	Swiss Franc	Buy	12/16/15	558,468	559,801	(1,333)
	Swiss Franc	Sell	12/16/15	558,468	556,504	(1,964)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	437,249	481,292	(44,043)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	535,904	534,095	1,809
	Australian Dollar	Sell	10/21/15	535,904	582,423	46,519
	British Pound	Buy	12/16/15	419,960	426,473	(6,513)
	British Pound	Sell	12/16/15	419,960	425,048	5,088
	Canadian Dollar	Sell	10/21/15	272,808	289,667	16,859
	Euro	Sell	12/16/15	571,494	552,269	(19,225)
	Hong Kong Dollar	Buy	11/18/15	608,513	608,483	30
	Hong Kong Dollar	Sell	11/18/15	608,513	608,210	(303)
	Israeli Shekel	Buy	10/21/15	529,346	551,072	(21,726)
	Japanese Yen	Buy	11/18/15	985,720	956,033	29,687
	Swedish Krona	Buy	12/16/15	248,126	247,120	1,006
	Swiss Franc	Buy	12/16/15	2,204,961	2,197,986	6,975
	Swiss Franc	Sell	12/16/15	2,204,961	2,208,550	3,589
UBS AG
	Australian Dollar	Sell	10/21/15	198,291	183,027	(15,264)
	British Pound	Buy	12/16/15	140,793	142,497	(1,704)
	British Pound	Sell	12/16/15	140,793	142,943	2,150
	Canadian Dollar	Sell	10/21/15	641,747	681,314	39,567
	Euro	Sell	12/16/15	3,340,578	3,394,991	54,413
	Swiss Franc	Buy	12/16/15	1,085,041	1,087,620	(2,579)
	Swiss Franc	Sell	12/16/15	1,085,041	1,081,088	(3,953)
WestPac Banking Corp.
	British Pound	Buy	12/16/15	2,496,622	2,535,117	(38,495)
	British Pound	Sell	12/16/15	2,496,622	2,526,910	30,288
	Canadian Dollar	Sell	10/21/15	69,682	72,730	3,048
	Euro	Buy	12/16/15	2,161,004	2,164,168	(3,164)
	Euro	Sell	12/16/15	2,161,004	2,187,878	26,874

Total						$32,507

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $89,657,046.
(b)	The aggregate identified cost on a tax basis is $93,413,319, resulting in gross unrealized appreciation and depreciation of $9,995,199 and $12,107,907, respectively, or net unrealized depreciation of $2,112,708.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $437,094, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,222,827	$16,628,329	$18,672,900	$1,258	$1,178,166
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,682,152, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,636,100.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $305,981 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.2%
	United Kingdom	20.1
	France	14.8
	Germany	5.8
	Ireland	4.9
	Switzerland	4.6
	Canada	4.5
	Netherlands	4.4
	Australia	4.1
	United States	4.1
	Spain	2.0
	Hong Kong	1.8
	South Korea	1.2
	Sweden	1.2
	Belgium	1.0
	Italy	0.9
	New Zealand	0.8
	China	0.7
	Norway	0.5
	Other	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $306,720 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $131,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$856,352	$7,563,226	$—
Consumer staples	1,293,079	6,651,035	—
Energy	1,888,516	5,029,665	—
Financials	2,410,564	27,354,030	437,094
Health care	—	8,619,597	—
Industrials	—	10,368,540	—
Information technology	—	3,735,798	—
Materials	—	2,163,491	—
Telecommunication services	654,867	5,007,658	—
Utilities	—	4,057,786	—
Total common stocks	7,103,378	80,550,826	437,094
Short-term investments	$1,268,166	$1,941,147	$—

Totals by level	$8,371,544	$82,491,973	$437,094

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$32,507	$—

Totals by level	$—	$32,507	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	754,214	721,707

Total	$754,214	$721,707

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$82,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$23,591	$108,709	$131,744	$56,546	$34,619	$4,305	$61,723	$65,075	$—	$111,562	$96,130	$60,210	754,214

	Total Assets	$23,591	$108,709	$131,744	$56,546	$34,619	$4,305	$61,723	$65,075	$—	$111,562	$96,130	$60,210	$754,214

	Liabilities:
	Forward currency contracts#	190,738	31,172	54,841	104,942	81,753	3,402	42,962	54,928	44,043	47,767	23,500	41,659	721,707

	Total Liabilities	$190,738	$31,172	$54,841	$104,942	$81,753	$3,402	$42,962	$54,928	$44,043	$47,767	$23,500	$41,659	$721,707

	Total Financial and Derivative Net Assets	$(167,147)	$77,537	$76,903	$(48,396)	$(47,134)	$903	$18,761	$10,147	$(44,043)	$63,795	$72,630	$18,551	$32,507
	Total collateral received (pledged)##†	$(121,000)	$—	$—	$(10,000)	$—	$—	$—	$10,147	$—	$—	$—	$—
	Net amount	$(46,147)	$77,537	$76,903	$(38,396)	$(47,134)	$903	$18,761	$—	$(44,043)	$63,795	$72,630	$18,551

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015